Expense Example - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Future Fund - Fidelity SAI Sustainable Future Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 61
3 years	227
5 years	413
10 years	$ 954